ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable And Accrued Liabilities [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities

The following table presents GFL’s accounts payable and accrued liabilities for the periods indicated:

	December 31, 2022	December 31, 2021
Accounts payable	$656.7	$565.7
Accrued liabilities	426.9	355.7
Accrued interest	88.8	74.3
Accrued payroll and benefits	137.2	125.3
Deferred revenue	248.1	198.7
	$1,557.7	$1,319.7